                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Report to Shareholders

The semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

MUNICIPAL TRUST
SYMBOL: VKQ
------------------------------------------------------------
AVERAGE ANNUAL                        BASED ON      BASED ON
TOTAL RETURNS                           NAV          MARKET

Since Inception (9/27/91)               7.71%         6.51%

10-year                                 7.52          6.55

5-year                                  9.48          8.40

1-year                                 10.53          8.71

6-month                                 2.55         -1.96
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Municipal Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       2.55%        -1.96%             1.93%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

One of our key strategies in managing the trust during the period was to position it for rising interest rates. This approach was largely the result of our analysis of interest rates, which remained relatively low by historical standards even after rising from their multi-decade lows earlier. First, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark. Second, to limit the trust's exposure to areas of the market that would be most likely susceptible to rising rates, we trimmed exposure to bonds with maturities in the 5- to 15-year range. We also reduced positions in pre-refunded bonds. We reinvested the proceeds from those sales into bonds with maturities of 25 years and longer. In addition to offering relatively attractive income streams, these longer-maturity securities positioned the trust to benefit from any future flattening of the yield curve. When they were available, we favored bonds with premium coupons and priced to shorter call dates.

We continued to focus on relative-value trading between liquid, high-quality securities to capture relative value opportunities identified by our analysts. The trust's overall credit exposure remained tilted toward higher-quality securities, with approximately 84 percent of its exposure at the end of the period in bonds rated AA or better. We took advantage of some compelling opportunities to include BBB rated securities in the portfolio when our analysts identified securities with attractive structures and yield characteristics. By the end of the period, bonds rated BBB represented approximately 5 percent of the portfolio. The trust also holds unrated securities in cases where our rigorous internal analysis indicated credit strength comparable to BBB rated securities. This unrated portion totaled approximately 5 percent at the close of the reporting period. These lower rated and unrated allocations proved beneficial as the market favored higher-yielding securities.

The trust's portfolio remained well diversified across the major sectors of the municipal bond market, with its top three sectors at the end of the period being general purpose, public education and public building.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

TOP 5 SECTORS AS OF 4/30/05
General Purpose                                                  19.4%
Public Education                                                 11.6
Public Building                                                  10.6
Transportation                                                   10.5
Higher Education                                                  8.8

RATINGS ALLOCATION AS OF 4/30/05
AAA/Aaa                                                          74.2%
AA/Aa                                                             9.4
A/A                                                               4.1
BBB/Baa                                                           5.3
BB/Ba                                                             1.7
B/B                                                               0.2
Non-Rated                                                         5.1

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
California                                                       13.7%
New York                                                         10.1
Illinois                                                          8.7
Texas                                                             7.1
New Jersey                                                        6.8
Florida                                                           6.7
Pennsylvania                                                      4.0
Washington                                                        3.3
Ohio                                                              2.9
Connecticut                                                       2.9
Louisiana                                                         2.7
North Carolina                                                    2.3
Massachusetts                                                     2.2
Georgia                                                           2.0
Michigan                                                          2.0
Colorado                                                          1.9
Nevada                                                            1.8
Alabama                                                           1.7
Virginia                                                          1.5
Missouri                                                          1.5
Oregon                                                            1.4
Indiana                                                           1.1
Tennessee                                                         1.1
South Carolina                                                    1.1
Maryland                                                          0.9
New Hampshire                                                     0.9
West Virginia                                                     0.7
District of Columbia                                              0.7
Puerto Rico                                                       0.7
Wisconsin                                                         0.6
Guam                                                              0.6
New Mexico                                                        0.6
Oklahoma                                                          0.5
Nebraska                                                          0.5
Arkansas                                                          0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
                                       (continued from previous page)
Kansas                                                            0.3
Mississippi                                                       0.3
Rhode Island                                                      0.3
Kentucky                                                          0.3
Arizona                                                           0.3
South Dakota                                                      0.2
Hawaii                                                            0.2
Iowa                                                              0.2
Alaska                                                            0.1
Maine                                                             0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           MUNICIPAL BONDS  147.9%
           ALABAMA  2.5%
$ 1,000    Birmingham Baptist Med Ctr AL Baptist Hlth Sys
           Ser A........................................... 5.875%   11/15/24   $   1,061,820
  2,695    Gadsden, AL Wts Ser B (AMBAC Insd).............. 5.250    08/01/21       2,976,169
  2,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A....... 5.250    01/01/23       2,137,700
  4,000    Jefferson Cnty, AL Swr Rev Cap Impt Wts
           (Prerefunded @ 08/01/12) (FGIC Insd)............ 5.125    02/01/42       4,432,560
  1,735    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser A
           (Prerefunded @ 02/01/11) (FGIC Insd)............ 5.000    02/01/41       1,910,912
  2,370    Marshall Cnty, AL Hlthcare Ser C................ 6.000    01/01/32       2,533,127
                                                                                -------------
                                                                                   15,052,288
                                                                                -------------
           ALASKA  0.2%
  1,000    Alaska St Intl Arpt Rev Ser B (AMBAC Insd)...... 5.750    10/01/17       1,132,310
                                                                                -------------

           ARIZONA  0.4%
  1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ St
           Univ Proj....................................... 6.250    09/01/32       1,522,114
  1,000    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth
           Network......................................... 6.375    12/01/37       1,089,800
                                                                                -------------
                                                                                    2,611,914
                                                                                -------------
           ARKANSAS  0.7%
  2,310    Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey
           Plaza Proj (FSA Insd)........................... 5.000    06/01/34       2,413,696
  1,565    Fort Smith, AR Wtr &Swr Rev Ser C (FSA Insd)
           (a)............................................. 5.000    10/01/21       1,671,858
                                                                                -------------
                                                                                    4,085,554
                                                                                -------------
           CALIFORNIA  20.6%
  4,000    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
           Sub Pub Impt Proj C (FSA Insd)..................   *      09/01/20       1,973,880
  7,500    Anaheim, CA Pub Fin Auth Rev Elec Sys Dist Fac
           Ser A (FSA Insd)................................ 5.000    10/01/31       7,823,100
  2,100    Bay Area Govt Assn CA Rev Tax Alloc CA Redev
           Pool Ser A (XLCA Insd).......................... 5.250    09/01/35       2,234,547
  7,125    California Ed Fac Auth Rev Pepperdine Univ Ser A
           Rfdg (FGIC Insd)................................ 5.000    09/01/33       7,447,050
    350    California Hlth Fac Fin Auth Rev Casa De Las Ser
           A (MBIA Insd)................................... 5.250    08/01/17         371,686
  2,500    California St (AMBAC Insd)...................... 5.000    04/01/21       2,641,275
  5,500    California St (AMBAC Insd)...................... 5.125    10/01/27       5,759,270
  5,000    California St (MBIA Insd)....................... 5.000    02/01/32       5,186,350
  1,250    California St Dept Wtr Res Pwr Ser A............ 6.000    05/01/15       1,440,262
  4,000    California St Dept Wtr Res Pwr Ser A (AMBAC
           Insd) (b)....................................... 5.375    05/01/18       4,445,000
  3,705    California St Dept Wtr Res Pwr Ser A (MBIA
           Insd)........................................... 5.375    05/01/21       4,111,142
  2,000    California St Dept Wtr Res Pwr Ser A (MBIA
           Insd)........................................... 5.375    05/01/22       2,219,100
  5,295    California St Econ Rec Ser A.................... 5.000    07/01/17       5,691,119

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           CALIFORNIA (CONTINUED)
$ 2,500    California St Pub Wks Brd Lease Rev Dept
           Corrections Ser E Rfdg (XLCA Insd).............. 5.000%   06/01/18   $   2,678,025
  1,000    California St Pub Wks Brd UCLA Replacement Hosp
           Ser A (FSA Insd)................................ 5.375    10/01/20       1,089,860
  5,000    California St Univ Rev Systemwide Ser A (AMBAC
           Insd)........................................... 5.000    11/01/23       5,311,750
  2,650    California Statewide Cmnty Dev Auth Ctf Part
           (Acquired 11/23/99, Cost $2,650,000) (c)........ 7.250    11/01/29       2,788,436
  3,500    Capistrano, CA Uni Sch Dist (FGIC Insd)......... 5.000    09/01/29       3,710,070
  5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
           (Escrowed to Maturity) (MBIA Insd)..............   *      09/01/17       2,391,900
  1,000    Davis, CA Pub Fac Fin Auth Mace Ranch Area Ser
           A............................................... 6.600    09/01/25       1,049,940
    850    Del Mar, CA Race Track Auth Rev Rfdg............ 6.000    08/15/06         860,803
 18,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg (MBIA Insd).........................   *      01/15/25       5,930,820
 27,810    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Rfdg.....................................   *      01/15/33       5,429,346
  6,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
           Apprec Sr Lien Ser A (Escrowed to Maturity).....   *      01/01/18       3,516,960
  2,240    Huntington Park, CA Redev Agy Rev Tax Alloc
           Santa Fe Redev Rfdg............................. 6.200    10/01/27       2,338,627
  2,635    Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA
           Insd)........................................... 5.250    11/01/23       2,849,752
  1,500    Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas
           Util Fin Ser A-1 (AMBAC Insd)................... 5.000    08/01/35       1,565,355
  2,000    Los Angeles, CA Uni Sch Dist Ser A (MBIA
           Insd)........................................... 5.375    07/01/18       2,234,300
  4,400    Los Angeles, CA Uni Sch Dist Ser A (MBIA
           Insd)........................................... 5.250    07/01/19       4,870,404
  3,160    Orange Cnty, CA Wtr Dist Rev Ser B (MBIA
           Insd)........................................... 5.000    08/15/21       3,388,658
  5,585    Sacramento, CA City Fin Auth Rev Comb Proj B
           (MBIA Insd).....................................   *      11/01/14       3,782,832
  1,375    San Bernadino, CA Jt Pwrs Fin Auth Alloc Rev
           Cent City Merged Proj A Rfdg (AMBAC Insd) (a)... 5.750    07/01/20       1,644,019
  3,545    San Diego, CA Uni Sch Dist Election 1998 Ser E-1
           Rfdg (MBIA Insd)................................ 5.000    07/01/23       3,840,050
  2,500    San Francisco, CA City & Cnty Pub Util Com Wtr
           Rev Ser A (MBIA Insd)........................... 5.000    11/01/32       2,607,500
  3,000    San Jose, CA Fin Auth Lease Rev Civic Ctr Proj
           Ser B (AMBAC Insd).............................. 5.000    06/01/32       3,112,380
  5,000    University CA Rev Gen Ser B (AMBAC Insd)........ 5.000    05/15/20       5,405,600
                                                                                -------------
                                                                                  123,741,168
                                                                                -------------
           COLORADO  2.7%
  1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives Ser A (Escrowed to Maturity)........ 5.500    03/01/32       1,116,660
  1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
           Adventist Hlth.................................. 6.500    11/15/31       1,241,944

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           COLORADO (CONTINUED)
$ 4,000    Colorado Springs, CO Util Rev Sys Sub Lien Impt
           Ser A Rfdg...................................... 5.000%   11/15/29   $   4,139,920
  2,200    La Plata Cnty, CO Sch Dist 9-R Durango (MBIA
           Insd) (a)....................................... 5.250    11/01/21       2,396,130
  6,365    Platte Riv Pwr Auth CO Pwr Rev Ser EE........... 5.375    06/01/16       7,030,524
                                                                                -------------
                                                                                   15,925,178
                                                                                -------------
           CONNECTICUT  4.3%
  1,935    Bridgeport, CT Ser A (MBIA Insd) (a)............ 5.250    08/15/20       2,118,902
  2,265    Bridgeport, CT Ser A (MBIA Insd) (a)............ 5.250    08/15/23       2,459,020
  2,840    Connecticut St Spl Oblig Pkg Rev Bradley Intl
           Arpt Ser A (AMT) (ACA Insd)..................... 6.600    07/01/24       3,083,360
  3,540    Mashantucket Western Pequot Tribe CT Spl Rev Ser
           A, 144A--Private Placement (d).................. 6.400    09/01/11       3,733,567
  3,460    Mashantucket Western Pequot Tribe CT Spl Rev Ser
           A, 144A--Private Placement (Prerefunded @
           09/01/07) (d)................................... 6.400    09/01/11       3,729,326
  6,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser
           B, 144A--Private Placement (d).................. 5.750    09/01/18       6,819,670
  3,500    Mashantucket Western Pequot Tribe CT Spl Rev Ser
           B, 144A--Private Placement (d).................. 5.750    09/01/27       3,616,830
                                                                                -------------
                                                                                   25,560,675
                                                                                -------------
           DISTRICT OF COLUMBIA  1.0%
  1,000    District of Columbia Hosp Rev Medlantic Hlthcare
           Group A Rfdg (Escrowed to Maturity) (MBIA
           Insd)........................................... 5.875    08/15/19       1,055,580
  5,000    Metropolitan Washington DC Arpt Auth Sys Ser A
           (AMT) (FGIC Insd)............................... 5.125    10/01/26       5,196,100
                                                                                -------------
                                                                                    6,251,680
                                                                                -------------
           FLORIDA  9.9%
  3,380    Brevard Cnty, FL Hlth Fac Hlth First Inc Proj
           (MBIA Insd)..................................... 5.125    04/01/31       3,525,779
  2,550    Broward Cnty, FL Wtr & Swr Util Rfdg (MBIA
           Insd)........................................... 5.000    10/01/20       2,752,878
  3,040    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
           Insd)........................................... 5.950    07/01/20       3,087,150
  1,500    Florida Muni Ln Council Rev Ser A (MBIA Insd)... 5.000    02/01/35       1,574,910
  3,000    Florida St Dept Environmental Protection
           Preservation Rev Ser A (FGIC Insd).............. 5.750    07/01/10       3,370,230
  3,880    Florida St Dept Trans Right of Way Ser A........ 5.250    07/01/21       4,280,804
  5,000    Florida St Dept Trans Tpk Rev Ser A............. 5.000    07/01/29       5,283,500
  1,895    Gulf Breeze, FL Rev Loc Govt (Variable Rate
           Coupon) (FGIC Insd) (a)......................... 5.625    12/01/20       2,037,333
  2,310    Hillsborough Cnty, FL Indl Dev Auth Andl Dev Rev
           Hlth Fac Proj Univ Cmnty Hosp Ser A............. 5.500    08/15/14       2,404,340
    265    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
           Sys............................................. 5.500    11/15/32         277,397

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           FLORIDA (CONTINUED)
$ 1,515    Miami Beach, FL Stormwtr Rev (FGIC Insd)........ 5.250%   09/01/25   $   1,624,201
  2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
           (AMT) (FGIC Insd)............................... 5.375    10/01/25       2,126,700
  2,700    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
           (AMT) (FGIC Insd)............................... 5.375    10/01/32       2,845,314
  5,000    Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA
           Insd)........................................... 5.125    10/01/35       5,170,600
  1,855    Miami-Dade Cnty, FL Hlth Fac Miami Childrens
           Hosp Ser A Rfdg (AMBAC Insd).................... 5.000    08/15/20       1,949,086
  3,750    Orange Cnty, FL Sch Brd Ctf Ser A (AMBAC
           Insd)........................................... 5.250    08/01/14       4,163,625
  4,320    Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded
           @ 10/01/09) (AMBAC Insd)........................ 5.625    10/01/14       4,779,648
  4,300    Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded
           @ 10/01/09) (AMBAC Insd)........................ 5.500    10/01/31       4,735,461
  2,140    Reedy Creek, FL Impt Dist FL Ser A Rfdg (AMBAC
           Insd)........................................... 5.500    06/01/12       2,394,211
  1,060    Tallahassee, FL Lease Rev FL St Univ Proj Ser A
           (MBIA Insd) (a)................................. 5.500    08/01/18       1,174,151
                                                                                -------------
                                                                                   59,557,318
                                                                                -------------
           GEORGIA  3.0%
  2,000    Atlanta, GA Arpt Passenger Fac Gen Sub Lien Ser
           C (FSA Insd).................................... 5.000    01/01/33       2,082,740
  1,000    Augusta, GA Gen Arpt Rev Passenger Ser B
           (AMT)........................................... 5.350    01/01/28       1,015,010
  1,500    Clayton Cnty & Clayton Cnty, GA Wtr Auth Wtr &
           Swr Rev......................................... 5.000    05/01/21       1,619,475
  1,400    Municipal Elec Auth GA Combustion Turbine Ser A
           (MBIA Insd)..................................... 5.250    11/01/14       1,553,370
  8,025    Municipal Elec Auth GA Combustion Turbine Ser A
           (MBIA Insd)..................................... 5.250    11/01/18       8,819,876
  1,000    Oconee Cnty, GA Indl Dev Auth Oiit Proj (XLCA
           Insd)........................................... 5.250    07/01/23       1,070,150
  2,000    Royston, GA Hosp Auth Hosp Ctf Rev Ty Cobb
           Hlthcare Sys Inc Rfdg........................... 6.500    07/01/27       1,996,280
                                                                                -------------
                                                                                   18,156,901
                                                                                -------------
           HAWAII  0.3%
  1,465    Honolulu, HI City & Cnty Ser D (AMT) (FGIC
           Insd)........................................... 4.700    02/01/08       1,527,101
    645    Honolulu, HI City & Cnty Wastewtr Sys Rev Cap
           Apprec (FGIC Insd)..............................   *      07/01/12         488,588
                                                                                -------------
                                                                                    2,015,689
                                                                                -------------
           ILLINOIS  12.9%
  3,400    Carol Stream, IL First Mtg Rev Windsor Pk Mnr
           Proj (Prerefunded @ 12/01/07)................... 7.000    12/01/13       3,770,974
  1,500    Champaign Cnty, IL Cmnty Unit Sch Dist No 116
           Urbana Ser C (Prerefunded @ 01/01/10) (FGIC
           Insd)...........................................   *      01/01/16         906,360

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 1,300    Champaign Cnty, IL Cmnty Unit Sch Dist No 116
           Urbana Ser C (Prerefunded @ 01/01/10) (FGIC
           Insd)...........................................   *      01/01/18   $     695,201
  1,400    Chicago, IL Brd Ed Ser A (MBIA Insd)............ 5.500%   12/01/28       1,533,252
  4,000    Chicago, IL Neighborhoods Alive 21 Pgm Ser A
           (FGIC Insd)..................................... 5.750    01/01/40       4,413,680
  2,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
           Lien C 2 Rfdg (AMT) (FSA Insd).................. 5.250    01/01/30       2,621,350
  5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
           Lien Ser A Rfdg (AMT) (MBIA Insd)............... 5.375    01/01/32       5,235,950
  1,015    Chicago, IL O'Hare Intl Arpt Rev Second Lien
           Passenger Fac Ser B (AMBAC Insd)................ 5.500    01/01/16       1,115,901
  1,980    Chicago, IL Pk Dist Ser C (FGIC Insd)........... 5.500    01/01/19       2,185,861
  2,565    Chicago, IL Proj Ser C Rfdg (FGIC Insd) (a)..... 5.750    01/01/12       2,877,237
  1,000    Cook Cnty, IL Cmnty Cons Sch Dist No 64 Park
           Ridge (FSA Insd)................................ 5.500    12/01/14       1,141,380
  1,000    Cook Cnty, IL Ser A (FGIC Insd)................. 5.500    11/15/31       1,087,080
  7,765    Du Page Cnty, IL Forest Preserve Dist...........   *      11/01/17       4,461,847
  5,000    Du Page Cnty, IL Trans Rev (Prerefunded @
           07/01/11) (FSA Insd)............................ 5.750    01/01/15       5,686,250
  4,000    Hodgkins, IL Tax Increment Ser A Rfdg........... 7.625    12/01/13       4,194,080
  2,725    Illinois Dev Fin Auth Rev Cmnty Rehab Providers
           Fac Ser A....................................... 7.375    07/01/25       2,958,396
  2,455    Illinois Dev Fin Auth Rev Loc Govt Pgm Aurora
           East Sch (MBIA Insd)............................   *      12/01/15       1,561,355
  1,565    Illinois Ed Fac Auth Rev DePaul Univ
           (Prerefunded @ 10/01/10) (AMBAC Insd)........... 5.625    10/01/15       1,768,591
  1,740    Illinois Ed Fac Auth Rev Lewis Univ............. 5.900    10/01/14       1,750,840
  2,500    Illinois Fin Auth Rev Northwestern Mem Hosp Ser
           A............................................... 5.500    08/15/43       2,680,750
  1,645    Illinois Hlth Fac Auth Rev Evangelical Hosp Ser
           C Rfdg (FSA Insd)............................... 6.750    04/15/12       1,908,480
  1,500    Illinois St First Ser (FGIC Insd)............... 5.375    11/01/14       1,666,785
  3,000    Illinois St First Ser (FSA Insd)................ 5.250    12/01/21       3,269,910
  3,440    Kendall Kane & Will Cntys, IL Cmnty Sch Dist No
           308 Ser B (FGIC Insd) (a)....................... 5.250    10/01/19       3,763,360
  3,460    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev Cap Apprec (FGIC Insd)..................   *      06/15/14       2,376,916
    870    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev Cap Apprec (Escrowed to Maturity) (FGIC
           Insd)...........................................   *      06/15/14         601,953
  2,675    Metropolitan Pier & Expo Auth IL Dedicated St
           Tax Rev McCormick Pl Expn Ser A (MBIA Insd)..... 5.250    06/15/42       2,873,244
  1,510    Roselle, IL Multi-Family Hsg Rev Waterbury Apts
           Ser A Rfdg (GNMA Collateralized)................ 7.000    01/01/25       1,542,405
  2,500    Schaumburg, IL Ser B (FGIC Insd)................ 5.000    12/01/41       2,568,925

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           ILLINOIS (CONTINUED)
$ 3,505    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
           Cap Apprec (FGIC Insd)..........................   *      01/01/14   $   2,444,212
  2,010    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
           Cap Apprec (FGIC Insd)..........................   *      01/01/16       1,256,632
  1,415    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
           Cap Apprec (FGIC Insd)..........................   *      01/01/19         753,756
                                                                                -------------
                                                                                   77,672,913
                                                                                -------------
           INDIANA  1.7%
  1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg
           (AMBAC Insd).................................... 5.500%   01/01/18       1,108,640
  1,000    Clark Pleasant, IN Cmnty Sch First Mtg (AMBAC
           Insd)........................................... 5.500    07/15/13       1,117,510
  2,000    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj
           Ser A (AMBAC Insd) (e).......................... 5.000    05/01/35       2,073,320
  1,580    Indiana Trans Fin Auth Toll Rd Lease Rev Rfdg
           (AMBAC Insd).................................... 5.375    07/01/09       1,655,334
  1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)
           (f)............................................. 5.950    12/01/29       1,559,385
  2,500    Vigo Cnty, IN Sch Bldg Corp First Mtg Impt &
           Rfdg (FSA Insd)................................. 5.250    07/10/24       2,671,125
                                                                                -------------
                                                                                   10,185,314
                                                                                -------------
           KANSAS  0.5%
  1,395    Wichita, KS Pub Bldg Comm Rev Wichita St Univ
           Proj Ser L Rfdg (AMBAC Insd) (a)................ 5.000    02/01/15       1,501,146
  1,465    Wichita, KS Pub Bldg Comm Rev Wichita St Univ
           Proj Ser L Rfdg (AMBAC Insd) (a)................ 5.000    02/01/16       1,571,960
                                                                                -------------
                                                                                    3,073,106
                                                                                -------------
           KENTUCKY  0.4%
  2,350    Louisville & Jefferson, KY Swr Ser A (MBIA Insd)
           (a)............................................. 5.500    05/15/15       2,638,533
                                                                                -------------

           LOUISIANA  4.1%
  5,000    Ernest N Morial New Orleans LA Sr Sub Ser A
           (AMBAC Insd).................................... 5.250    07/15/21       5,499,600
  2,000    Ernest N Morial New Orleans, LA Exhib Hall Auth
           Spl Tax Sub Ser A (AMBAC Insd).................. 5.000    07/15/33       2,074,840
  1,495    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A
           Rfdg (AMT) (GNMA Collateralized)................ 5.375    10/20/39       1,557,835
  1,675    Louisiana Loc Govt Environmental Fac Pkg Fac
           Corp Garage Proj Ser A (AMBAC Insd) (a)......... 5.200    10/01/19       1,824,896
  2,580    Louisiana Loc Govt Environmental Rev Southeastn
           LA Student Hsg A (MBIA Insd).................... 5.250    08/01/21       2,811,426

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           LOUISIANA (CONTINUED)
$ 3,000    Louisiana St Ser A (FGIC Insd).................. 5.500%   11/15/07   $   3,192,600
  7,852    Louisiana St Univ & Agric & Mechanical College
           Univ Rev Master Agreement (Acquired 11/30/98,
           Cost $7,665,459) (c)............................ 5.750    10/30/18       7,500,665
                                                                                -------------
                                                                                   24,461,862
                                                                                -------------
           MAINE  0.2%
  1,000    Maine Vets Homes, ME Rev (Prerefunded @
           10/01/05)....................................... 7.750    10/01/20       1,039,720
                                                                                -------------

           MARYLAND  1.4%
  2,300    Baltimore, MD Cap Apprec Cons Pub Ser A Impt &
           Rfdg (FGIC Insd)................................   *      10/15/06       2,143,600
  1,845    Baltimore, MD Cap Apprec Ser A (FGIC Insd)......   *      10/15/07       1,617,235
  1,700    Maryland St Trans Auth Arpt Baltimore/WA Intl
           Arpt B (AMT) (AMBAC Insd)....................... 5.125    03/01/24       1,793,194
  2,365    Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC
           Insd)........................................... 5.500    04/01/16       2,581,114
                                                                                -------------
                                                                                    8,135,143
                                                                                -------------
           MASSACHUSETTS  3.2%
  1,495    Massachusetts Bay Tran Auth MA Sales Tax Rev Ser
           A............................................... 5.000    07/01/35       1,541,225
  1,775    Massachusetts Muni Whsl Elec Co Nuclear Proj 5
           (MBIA Insd)..................................... 5.250    07/01/13       1,964,588
  1,000    Massachusetts St Cons Ln Ser B (Prerefunded @
           08/01/14) (AMBAC Insd).......................... 5.000    08/01/22       1,100,060
  2,165    Massachusetts St Dev Fin Agy Proj Ser R-2 (MBIA
           Insd)........................................... 5.125    02/01/34       2,267,058
    785    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd).................... 6.100    09/01/18         833,890
  1,000    Massachusetts St Dev Fin Agy Rev Boston
           Architectural Ctr (ACA Insd).................... 6.250    09/01/28       1,053,590
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev Part
           Hlthcare Sys Ser C.............................. 5.750    07/01/32       1,094,600
  3,700    Massachusetts St Hlth & Ed Fac Auth Rev Ser G
           (MBIA Insd)..................................... 5.000    07/01/13       3,780,105
  2,500    Massachusetts St Spl Oblig Dedicated Tax Rev
           (FGIC Insd)..................................... 5.000    01/01/34       2,620,800
  3,000    Massachusetts St Wtr Res Auth Gen Ser J (FSA
           Insd)........................................... 5.000    08/01/32       3,123,990
                                                                                -------------
                                                                                   19,379,906
                                                                                -------------
           MICHIGAN  2.9%
  3,365    Detroit, MI Loc Dev Fin Auth Tax Increment Sr
           Ser B (Acquired 09/08/97, Cost $3,365,000)
           (c)............................................. 6.700    05/01/21       3,448,351
    850    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
           Ser C (Acquired 09/08/97, Cost $850,000) (c).... 6.850    05/01/21         872,500

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           MICHIGAN (CONTINUED)
$ 3,860    Detroit, MI Ser A (XLCA Insd) (a)............... 5.250%   04/01/21   $   4,137,881
  2,930    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C
           Rfdg (MBIA Insd) (a)............................ 5.250    07/01/18       3,225,901
  1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale
           Cmnty Hlth Ctr.................................. 5.750    05/15/18       1,238,717
  1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A... 6.000    07/01/35       1,070,740
    500    Michigan St Hosp Fin Auth Rev Hosp Genesys Regl
           Med Ser A Rfdg (Escrowed to Maturity)........... 5.375    10/01/13         541,855
  1,550    Michigan St Hsg Dev Rental Hsg Rev Ser A (AMT)
           (MBIA Insd)..................................... 5.300    10/01/37       1,587,789
  1,500    Michigan St Strategic Fd Detroit Edison Co Proj
           C Rfdg (AMT) (XLCA Insd)........................ 5.450    12/15/32       1,589,670
                                                                                -------------
                                                                                   17,713,404
                                                                                -------------
           MISSISSIPPI  0.5%
  2,500    Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
           Energy Res Inc Proj............................. 5.875    04/01/22       2,531,375
    380    Mississippi Home Corp Single Family Rev Mtg Ser
           F (AMT) (GNMA Collateralized)................... 7.550    12/01/27         392,483
                                                                                -------------
                                                                                    2,923,858
                                                                                -------------
           MISSOURI  2.2%
  1,400    Ellisville, MO Indl Dev Auth Rev Gambrill
           Gardens Proj Rfdg & Impt........................ 6.100    06/01/20       1,376,368
  1,000    Ellisville, MO Indl Dev Auth Rev Gambrill
           Gardens Proj Rfdg & Impt........................ 6.200    06/01/29         948,550
  1,740    Good Shepherd Nursing Home Dist MO Nursing Home
           Fac Rev (Prerefunded @ 08/15/05)................ 7.625    08/15/15       1,797,942
  1,000    Kearney, MO (AMBAC Insd)........................ 5.500    03/01/16       1,105,240
  1,415    Missouri St Hlth & Ed Fac Rev Univ MO Columbia
           Arena Proj...................................... 5.000    11/01/18       1,521,507
  1,000    Missouri St Hwys & Trans Commn Rd Rev Ser A..... 5.125    02/01/17       1,081,020
  2,810    Perry Cnty, MO Nursing Home Rev Rfdg............ 5.900    03/01/28       2,521,525
  2,505    Saint Louis, MO Arpt Rev Cap Impt Prog Ser A
           (MBIA Insd) (a)................................. 5.375    07/01/20       2,722,659
                                                                                -------------
                                                                                   13,074,811
                                                                                -------------
           NEBRASKA  0.7%
  4,000    Nebraska Pub Pwr Dist Rev Gen Ser A (AMBAC
           Insd)........................................... 5.000    01/01/35       4,186,760
                                                                                -------------

           NEVADA  2.6%
  3,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC
           Insd)........................................... 5.000    07/01/36       3,117,240
  5,000    Clark Cnty, NV Bd Bk (MBIA Insd)................ 5.000    06/01/32       5,188,000
  3,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
           Proj Ser A (AMT) (AMBAC Insd)................... 5.250    07/01/34       3,147,360

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           NEVADA (CONTINUED)
$ 2,500    Reno, NV Cap Impt Rev (FGIC Insd)............... 5.125%   06/01/26   $   2,620,425
  1,500    Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC
           Insd)........................................... 5.125    06/01/37       1,564,905
                                                                                -------------
                                                                                   15,637,930
                                                                                -------------
           NEW HAMPSHIRE  1.3%
  4,800    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Daniel Webster College Issue.................... 6.300    07/01/29       4,761,216
  2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
           Riverwoods at Exeter Ser A...................... 6.500    03/01/23       2,028,160
  1,000    New Hampshire Hlth & Ed Fac Auth Rev Derryfield
           Sch............................................. 6.750    07/01/20       1,060,700
                                                                                -------------
                                                                                    7,850,076
                                                                                -------------
           NEW JERSEY  10.1%
  1,465    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
           Insd) (a).......................................   *      03/01/06       1,429,635
  1,615    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
           Insd) (a).......................................   *      03/01/07       1,524,657
  1,555    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC
           Insd) (a).......................................   *      03/01/08       1,418,798
  2,895    Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
           Consldtn Rfdg (MBIA Insd)....................... 5.125    10/01/20       3,144,954
  3,880    New Jersey Econ Dev Auth Mtr Veh Sur Rev Ser A
           (MBIA Insd)..................................... 5.000    07/01/22       4,152,182
  1,500    New Jersey Econ Dev Auth Rev Cigarette Tax...... 5.750    06/15/29       1,609,380
 25,000    New Jersey Econ Dev Auth St Contract Econ
           Recovery (MBIA Insd)............................ 5.900    03/15/21      30,261,500
  2,825    New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser
           A (AMBAC Insd).................................. 5.250    09/01/19       3,099,279
  3,500    New Jersey St Tpk Auth Tpk Rev Ser C (FSA
           Insd)........................................... 6.500    01/01/16       4,243,260
  5,000    New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC
           Insd)........................................... 5.000    01/01/35       5,185,650
  1,000    New Jersey St Trans Tr Fd Auth Trans Sys Ser
           A............................................... 5.750    06/15/18       1,168,940
  3,000    Newark, NJ Hsg Auth Port Auth Newark Marine
           Terminal (MBIA Insd)............................ 5.000    01/01/37       3,120,750
                                                                                -------------
                                                                                   60,358,985
                                                                                -------------
           NEW MEXICO  0.3%
  1,500    Jicarilla, NM Apache Nation Adj Ser A (Acquired
           10/23/03, Cost $1,514,910) (c).................. 5.000    09/01/18       1,568,820
                                                                                -------------

           NEW YORK  15.2%
  1,670    Long Island Pwr Auth, NY Elec Cap Apprec (FSA
           Insd)...........................................   *      06/01/18         971,138
 11,000    Metropolitan Trans Auth NY Rev Ser A Rfdg (FSA
           Insd)........................................... 5.000    11/15/30      11,487,850

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           NEW YORK (CONTINUED)
$ 3,000    Metropolitan Trans Auth NY Ser A Rfdg (FGIC
           Insd)........................................... 5.250%   11/15/31   $   3,224,280
     85    New York City Adj Sub Ser A-1................... 5.750    08/01/12          85,587
  2,625    New York City Hlth & Hosp Corp Rev Hlth Sys Ser
           A (AMBAC Insd).................................. 5.000    02/15/11       2,858,494
  5,000    New York City Mun Wtr Fin Ser A (MBIA Insd)..... 5.000    06/15/35       5,222,000
  3,000    New York City Mun Wtr Fin Ser B................. 5.000    06/15/19       3,221,460
  2,500    New York City Muni Wtr Fin Auth Wtr & Swr Sys
           Rev Ser D....................................... 5.000    06/15/39       2,606,650
  7,000    New York City Ser A............................. 6.250    08/01/08       7,371,420
  3,000    New York City Ser G............................. 5.000    12/01/27       3,119,220
  2,000    New York City Ser H (FGIC Insd)................. 6.000    08/01/12       2,318,780
  1,000    New York City Ser H............................. 5.750    03/15/13       1,117,160
  2,500    New York City Ser I (MBIA Insd)................. 5.000    08/01/17       2,710,775
  4,000    New York City Trans Fin Auth Future Tax Sec Ser
           E............................................... 5.000    02/01/33       4,168,000
  1,000    New York City Transitional Future Tax Secd Ser C
           (AMBAC Insd).................................... 5.250    08/01/22       1,086,510
  1,545    New York St Dorm Auth Lease Teachers College
           (FSA Insd)...................................... 5.250    08/15/15       1,695,560
  6,800    New York St Dorm Auth Rev City Univ Sys Cons Ser
           A............................................... 5.625    07/01/16       7,778,112
  1,250    New York St Dorm Auth Rev Cons City Univ Sys A
           (FSA Insd)...................................... 5.750    07/01/13       1,448,813
  3,000    New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D
           (MBIA Insd)..................................... 5.500    10/01/17       3,367,230
  4,200    New York St Dorm Auth Rev Secd Hosp N General
           Hosp Rfdg....................................... 5.750    02/15/19       4,668,426
  2,190    New York St Hsg Fin Agy Econ Dev & Hsg Ser A
           (a)............................................. 5.250    09/15/20       2,379,983
  1,330    New York St Hsg Fin Agy Econ Dev & Hsg Ser A.... 5.000    09/15/22       1,406,595
  4,423    Plainedge, NY Un Free Sch Dist No. 2063
           (Acquired 7/25/97, Cost $4,423,263) (c)......... 6.000    06/01/12       4,642,569
  3,000    Triborough Brdg & Tunl Auth Gen Purp Ser A...... 5.000    01/01/27       3,112,590
  5,000    Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg... 5.000    11/15/21       5,284,400
  3,900    Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA
           Insd)........................................... 5.000    11/15/32       4,067,856
                                                                                -------------
                                                                                   91,421,458
                                                                                -------------
           NORTH CAROLINA  3.4%
  2,000    Johnston Cnty, NC (Prerefunded @ 03/01/10) (FGIC
           Insd)........................................... 5.900    03/01/19       2,287,920
  8,300    North Carolina Muni Pwr Agy No 1 Catawba Elec
           Rev Rfdg (MBIA Insd)............................ 6.000    01/01/12       9,548,735

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           NORTH CAROLINA (CONTINUED)
$ 6,605    North Carolina Muni Pwr Agy Ser A (MBIA Insd)... 5.250%   01/01/20   $   7,200,111
  1,215    University NC Wilmington Rev (AMBAC Insd)....... 5.250    01/01/19       1,329,538
                                                                                -------------
                                                                                   20,366,304
                                                                                -------------
           OHIO  4.3%
  3,950    Cincinnati, OH City Sch Dist Sch Impt (FSA
           Insd)........................................... 5.250    06/01/18       4,344,882
  2,630    Cleveland-Cuyahoga Cnty, OH Dev Port Auth Rev
           Cleveland Bond Fd Ser B......................... 5.375    05/15/18       2,680,812
  1,000    Columbus, OH City Sch Dist Sch Fac Constr & Impt
           (FSA Insd)...................................... 5.250    12/01/21       1,101,640
  1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj............................................ 7.500    01/01/30       1,124,720
  2,350    Franklin Cnty, OH Convention Fac Auth Tax &
           Lease Rev Antic Bds Rfdg (AMBAC Insd)........... 5.250    12/01/17       2,581,687
  2,000    Lebanon, OH City Sch Dist (FSA Insd)............ 5.500    12/01/16       2,230,760
  1,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare...... 5.375    10/01/30       1,046,630
  2,000    Lorain, OH City Sch Dist Classroom Fac Impt
           (MBIA Insd)..................................... 5.250    12/01/20       2,200,420
  1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
           Group Ser A..................................... 6.000    11/15/32       1,074,610
  1,520    Miami Univ OH Gen Rcpts Rfdg (AMBAC Insd)....... 5.000    12/01/21       1,638,104
  2,270    Montgomery Cnty, OH Hosp Rev Kettering Med Ctr
           Impt & Rfdg (MBIA Insd)......................... 6.250    04/01/20       2,806,333
  2,500    Ohio St Bldg Auth St Fac Adult Correction Ser A
           Rfdg (FSA Insd)................................. 5.500    10/01/12       2,800,550
                                                                                -------------
                                                                                   25,631,148
                                                                                -------------
           OKLAHOMA  0.7%
  1,240    Kay Cnty, OK Home Fin Auth Rev Single Family Mtg
           Ser A Rfdg (Escrowed to Maturity) (AMBAC
           Insd)........................................... 7.000    11/01/11       1,482,742
  1,250    Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
           (FGIC Insd)..................................... 5.250    10/01/29       1,356,300
  1,320    Oklahoma Hsg Fin Agy Single Family Rev Mtg Class
           B (AMT) (GNMA Collateralized)................... 7.997    08/01/18       1,353,172
                                                                                -------------
                                                                                    4,192,214
                                                                                -------------
           OREGON  2.1%
  4,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
           Insd)........................................... 5.250    07/01/22       4,377,080
  1,500    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)..... 5.250    11/01/17       1,637,970
  1,250    Portland, OR Cmnty College Dist Ser B........... 5.250    06/01/12       1,381,388
  1,500    Washington Multnomah & Yamhill Cntys, OR Sch
           Dist No 11 (MBIA Insd).......................... 5.000    06/01/13       1,634,565
  3,195    Yamhill Cnty, OR Sch Dist No 029 (Prerefunded @
           06/15/12) (MBIA Insd) (a)....................... 5.250    06/15/18       3,583,416
                                                                                -------------
                                                                                   12,614,419
                                                                                -------------
           PENNSYLVANIA  6.0%
  2,500    Allegheny Cnty, PA San Auth Swr (MBIA Insd)..... 5.500    12/01/30       2,805,075
  3,850    Greater Latrobe, PA Sch Auth (Prerefunded @
           04/01/12) (FGIC Insd) (a)....................... 5.250    04/01/16       4,302,260

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONTINUED)
$   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg.................... 5.000%   12/15/05   $     209,950
    275    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg (a)................ 5.100    12/15/06         275,737
    295    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg (a)................ 5.250    12/15/07         297,369
    210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg.................... 5.300    12/15/08         211,880
    320    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg (a)................ 5.300    12/15/09         319,357
    240    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
           Bible Fellowship Proj A Rfdg.................... 5.400    12/15/10         238,447
  2,700    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
           Colver Proj Ser D (AMT)......................... 7.150    12/01/18       2,764,530
  1,000    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A... 6.250    01/15/18       1,126,950
  1,000    Philadelphia, PA Auth Indl Dev Philadelphia Arpt
           Sys Proj Ser A (AMT) (FGIC Insd)................ 5.125    07/01/19       1,055,070
  2,600    Philadelphia, PA Auth Indl Ser B (FSA Insd)..... 5.500    10/01/16       2,908,750
  3,200    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance
           4th Ser (FSA Insd).............................. 5.250    08/01/19       3,474,944
  4,305    Philadelphia, PA Redev Auth Rev Neighborhood
           Transformation Ser A (FGIC Insd)................ 5.250    04/15/11       4,735,801
  1,500    Philadelphia, PA Sch Dist Ser A (Prerefunded @
           02/01/11) (FSA Insd)............................ 5.750    02/01/12       1,698,270
  5,205    Pittsburgh, PA Ser A (AMBAC Insd)............... 5.500    09/01/17       5,733,203
  3,500    State Pub Sch Bldg Auth PA Sch Rev Lease
           Philadelphia Sch Dist Proj (FSA Insd)........... 5.000    06/01/33       3,641,260
                                                                                -------------
                                                                                   35,798,853
                                                                                -------------
           RHODE ISLAND  0.5%
  2,495    Rhode Island St Hlth & Ed Higher Ed Johnson &
           Wales Rfdg (XLCA Insd).......................... 5.375    04/01/18       2,721,820
                                                                                -------------

           SOUTH CAROLINA  1.6%
  2,000    Rock Hill, SC Util Sys Rev Comb Ser A Impt &
           Rfdg (FSA Insd)................................. 5.375    01/01/18       2,207,820
    475    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA
           Insd)........................................... 5.125    01/01/13         516,197
  1,500    South Carolina Jobs Econ Dev Auth Indl Rev Elec
           & Gas Co Proj Ser A (AMBAC Insd)................ 5.200    11/01/27       1,608,075
  5,000    South Carolina Trans Infrastructure Bk Rev Ser A
           (AMBAC Insd).................................... 5.000    10/01/33       5,227,700
                                                                                -------------
                                                                                    9,559,792
                                                                                -------------
           SOUTH DAKOTA  0.3%
  1,905    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) (a)... 5.000    12/01/19       2,057,648
                                                                                -------------

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           TENNESSEE  1.6%
$ 4,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd).... 7.500%   07/01/25   $   5,033,080
  2,500    Memphis, TN (Prerefunded @10/01/06)............. 5.250    10/01/14       2,610,400
  1,000    Metropolitan Nashville Arpt Auth TN Impt Ser A
           Rfdg (FGIC Insd)................................ 6.600    07/01/14       1,170,770
    815    Tennessee Hsg Dev Agy Home Ownership Pgm 2-A
           (AMT)........................................... 5.700    07/01/31         846,255
                                                                                -------------
                                                                                    9,660,505
                                                                                -------------
           TEXAS  10.6%
  1,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.......... 5.375    01/01/32       1,024,640
  1,350    Cameron Cnty, TX Ctf Oblig (AMBAC Insd) (a)..... 5.750    02/15/14       1,489,496
  2,500    Coastal Bend Hlth Fac Dev, TX Ser C (Inverse
           Fltg) (Escrowed to Maturity) (AMBAC Insd)....... 8.138    11/15/13       3,305,975
  2,420    Dallas Cnty, TX Cmnty College Dist Rev Fin Sys
           (AMBAC Insd) (a)................................ 5.375    02/15/16       2,626,329
  2,000    Harris Cnty, TX Toll Rd Sub Lien Rfdg........... 5.000    08/01/33       2,031,960
  5,000    Harris Cnty-Houston, TX Sports Auth Spl Rev Jr
           Lien Ser B Rfdg (MBIA Insd)..................... 5.250    11/15/40       5,203,250
  3,345    Houston, TX Hotel Occupancy Tax Convtn &
           Entertnmnt Ser B (AMBAC Insd)................... 5.750    09/01/14       3,777,876
  6,790    Houston, TX Indpt Sch Dist Pub Fac Corp Lease
           Rev Cap Apprec West Side Ser B (AMBAC Insd)
           (a).............................................   *      09/15/14       4,578,361
    130    Houston, TX Pub Impt & Rfdg (FSA Insd).......... 5.750    03/01/15         144,781
 10,000    Houston, TX Util Sys Rev First Lien Ser A Rfdg
           (FSA Insd)...................................... 5.250    05/15/21      10,840,300
  4,000    Houston, TX Util Sys Rev First Lien Ser A Rfdg
           (FGIC Insd)..................................... 5.250    05/15/23       4,319,520
  3,860    Mabank, TX Indpt Sch Dist (PSF Gtd) (e)......... 5.125    08/15/35       4,024,899
  1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll
           Centerpoint Energy Proj Rfdg (Variable Rate
           Coupon)......................................... 5.600    03/01/27       1,304,375
  1,000    Mesquite, TX Hlth Fac Dev Christian Care
           Retirement Fac Ser A............................ 7.625    02/15/28       1,048,840
  1,400    Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
           Mem Hosp Proj................................... 7.250    01/01/31       1,427,608
  4,000    North Central, TX Hlth Fac Dev Hosp Childrens
           Med Ctr Dallas (AMBAC Insd)..................... 5.250    08/15/32       4,244,720
  3,900    Region One Ed Svc Ctr Sub Tech Fac Proj
           (Acquired 12/30/97, Cost $3,889,679) (c)........ 6.590    12/15/17       3,981,456
  4,000    San Antonio, TX Elec & Gas Rev Sys Rfdg
           (Prerefunded @ 02/01/12)........................ 5.375    02/01/18       4,449,560
  1,057    Texas Gen Svc Comm Part Int..................... 7.250    08/01/11       1,069,618

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           TEXAS (CONTINUED)
$ 3,920    Texas Muni Pwr Agy Rev (MBIA Insd)..............   *      09/01/15   $   2,524,990
     80    Texas Muni Pwr Agy Rev (Escrowed to Maturity)
           (MBIA Insd).....................................   *      09/01/15          52,213
                                                                                -------------
                                                                                   63,470,767
                                                                                -------------
           VIRGINIA  2.2%
  1,320    Fairfax Cnty, VA Ctf Part....................... 5.300%   04/15/23       1,427,936
  1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev
           Henrico Cnty Regl Jail Proj (Prerefunded @
           08/01/05)....................................... 6.500    08/01/10       1,544,970
  1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev
           Henrico Cnty Regl Jail Proj (Prerefunded @
           08/01/05)....................................... 7.125    08/01/21       1,547,325
  1,630    Richmond, VA (FSA Insd)......................... 5.125    01/15/08       1,729,169
  1,340    Richmond, VA (FSA Insd)......................... 5.500    01/15/10       1,484,908
  5,000    Virginia St Pub Sch Auth Sch Fin 1997 Resolution
           Ser C........................................... 5.000    08/01/20       5,399,050
                                                                                -------------
                                                                                   13,133,358
                                                                                -------------
           WASHINGTON  4.9%
  5,000    Bellevue, WA Convention Ctr Auth Spl Oblig Rev
           Rfdg (MBIA Insd)................................   *      02/01/24       2,024,150
  3,000    Clark Cnty, WA Pub Util Dist No. 001 Gen Sys Rev
           Rfdg (FSA Insd)................................. 5.625    01/01/12       3,300,240
  5,000    Cowlitz Cnty, WA Spl Swr Rev CSOB Wastewtr
           Treatment Rfdg (FGIC Insd)...................... 5.500    11/01/19       5,792,400
  3,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
           Rfdg (FSA Insd)................................. 5.500    07/01/18       3,317,730
  5,000    King Cnty, WA Ser B Rfdg (MBIA Insd)............ 5.250    01/01/34       5,256,200
  1,000    Port Seattle, WA Rev Ser B (AMT) (MBIA Insd).... 5.625    02/01/24       1,077,500
  4,915    Seattle, WA Wtr Sys Rev (MBIA Insd)............. 5.000    09/01/34       5,125,165
  1,345    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)... 5.750    01/01/15       1,508,444
  1,750    Washington St Pub Pwr Supply Sys Nuclear Proj No
           1 Rev (MBIA Insd)............................... 5.750    07/01/12       1,841,770
                                                                                -------------
                                                                                   29,243,599
                                                                                -------------
           WEST VIRGINIA  1.1%
  6,550    Harrison Cnty, WV Cnty Cmnty Solid Waste Disp
           Rev Potomac Edison Co Ser A (AMT) (MBIA Insd)
           (a)............................................. 6.875    04/15/22       6,571,222
                                                                                -------------

           WISCONSIN  0.9%
  5,000    Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys
           Corp (AMBAC Insd)............................... 5.500    08/15/25       5,383,550
                                                                                -------------

           GUAM  0.9%
  5,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)............ 5.250    10/01/34       5,351,200
                                                                                -------------

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY       VALUE
---------------------------------------------------------------------------------------------
           PUERTO RICO  1.0%
$ 2,000    Puerto Rico Muni Fin Agy Ser A (FSA Insd)....... 5.250%   08/01/20   $   2,186,260
  3,500    Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
           (Comwth Gtd).................................... 5.250    07/01/33       3,725,050
                                                                                -------------
                                                                                    5,911,310
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS  147.9%
  (Cost $833,225,051)........................................................     887,080,983
SHORT-TERM INVESTMENTS  1.1%
  (Cost $6,400,000)..........................................................       6,400,000
                                                                                -------------

TOTAL INVESTMENTS  149.0%
  (Cost $839,625,051)........................................................     893,480,983
OTHER ASSETS IN EXCESS OF LIABILITIES  1.1%..................................       6,414,772
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (50.1%)..................    (300,185,189)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 599,710,566
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.1% of net assets applicable to common shares.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) Security purchased on a when-issued or delayed delivery basis.

(f) Security converts to a fixed coupon rate at a predetermined date.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Comwth Gtd--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

XLCA--XL Capital Assurance Inc.

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $839,625,051).......................  $893,480,983
Cash........................................................       120,874
Receivables:
  Investments Sold..........................................    12,939,718
  Interest..................................................    12,031,232
  Variation Margin on Futures...............................       176,000
Other.......................................................         2,531
                                                              ------------
    Total Assets............................................   918,751,338
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    17,753,220
  Investment Advisory Fee...................................       403,537
  Income Distributions--Common Shares.......................       121,580
  Other Affiliates..........................................        33,902
Trustees' Deferred Compensation and Retirement Plans........       398,575
Accrued Expenses............................................       144,769
                                                              ------------
    Total Liabilities.......................................    18,855,583
Preferred Shares (including accrued distributions)..........   300,185,189
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $599,710,566
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($599,710,566 divided by
  36,365,393 shares outstanding)............................  $      16.49
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 36,365,393 shares issued and
  outstanding)..............................................  $    363,654
Paid in Surplus.............................................   538,413,497
Net Unrealized Appreciation.................................    53,045,038
Accumulated Net Realized Gain...............................     5,131,012
Accumulated Undistributed Net Investment Income.............     2,757,365
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $599,710,566
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 12,000 issued with liquidation preference of
  $25,000 per share)........................................  $300,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $899,710,566
                                                              ============

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $21,741,013
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,449,210
Preferred Share Maintenance.................................      396,833
Trustees' Fees and Related Expenses.........................       48,777
Legal.......................................................       41,012
Custody.....................................................       24,668
Other.......................................................      179,529
                                                              -----------
      Total Expenses........................................    3,140,029
                                                              -----------
NET INVESTMENT INCOME.......................................  $18,600,984
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 5,934,988
  Futures...................................................      110,207
                                                              -----------
Net Realized Gain...........................................    6,045,195
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   61,956,652
                                                              -----------
  End of the Period:
    Investments.............................................   53,855,932
    Futures.................................................     (810,894)
                                                              -----------
                                                               53,045,038
                                                              -----------
Net Unrealized Depreciation During the Period...............   (8,911,614)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(2,866,419)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(2,821,118)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $12,913,447
                                                              ===========

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2005     OCTOBER 31, 2004
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 18,600,984        $ 37,094,940
Net Realized Gain/Loss..................................       6,045,195          (1,189,030)
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (8,911,614)         15,009,021
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (2,821,118)         (3,180,653)
  Net Realized Gain.....................................             -0-             (77,363)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................      12,913,447          47,656,915
Distributions to Common Shareholders:
  Net Investment Income.................................     (16,836,215)        (34,036,953)
  Net Realized Gain.....................................             -0-            (868,390)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (3,922,768)         12,751,572
NET ASSETS APPLICABLE TO COMMON SHARES:.................
Beginning of the Period.................................     603,633,334         590,881,762
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,757,365 and $3,813,714,
  respectively).........................................    $599,710,566        $603,633,334
                                                            ============        ============

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED
                                                     APRIL 30,    -----------------------------
                                                        2005       2004       2003     2002 (a)
                                                     ------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $ 16.60     $ 16.25    $ 16.12   $ 16.07
                                                      -------     -------    -------   -------
  Net Investment Income.............................      .51        1.03       1.02      1.06
  Net Realized and Unrealized Gain/Loss.............     (.08)        .37        .13       .01
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income...........................     (.08)       (.09)      (.08)     (.11)
    Net Realized Gain...............................      -0-         -0-(f)     -0-       -0-
                                                      -------     -------    -------   -------
Total from Investment Operations....................      .35        1.31       1.07       .96
Distributions Paid to Common Shareholders:
    Net Investment Income...........................     (.46)       (.94)      (.94)     (.91)
    Net Realized Gain...............................      -0-        (.02)       -0-       -0-
                                                      -------     -------    -------   -------
NET ASSET VALUE, END OF THE PERIOD..................  $ 16.49     $ 16.60    $ 16.25   $ 16.12
                                                      =======     =======    =======   =======

Common Share Market Price at End of the Period......  $ 14.15     $ 14.90    $ 14.57   $ 14.30
Total Return (b)....................................   -1.96%*      9.15%      8.60%    10.49%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)..............................  $ 599.7     $ 603.6    $ 590.9   $ 586.2
Ratio of Expenses to Average Net Assets Applicable
  to Common Shares (c)..............................    1.06%       1.19%      1.23%     1.35%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...................    6.27%       6.24%      6.28%     6.70%
Portfolio Turnover..................................      16%*        19%        24%       38%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c)..............................     .71%        .79%       .81%      .89%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)...................    5.32%       5.70%      5.77%     5.98%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..................   12,000      12,000     12,000    12,000
Asset Coverage Per Preferred Share (e)..............  $74,991     $75,312    $74,245   $73,861
Involuntary Liquidating Preference Per Preferred
  Share.............................................  $25,000     $25,000    $25,000   $25,000
Average Market Value Per Preferred Share............  $25,000     $25,000    $25,000   $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares from 6.69% to 6.70%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

                                    TWO MONTHS
YEAR ENDED OCTOBER 31,                 ENDED                YEAR ENDED AUGUST 31,
---------------------------------   OCTOBER 31,   -----------------------------------------
      2001      2000       1999        1998         1998       1997       1996       1995
-------------------------------------------------------------------------------------------
     $ 14.91   $ 14.60   $  17.39    $  17.32     $  16.60   $  15.84   $  15.73   $  15.56
     -------   -------   --------    --------     --------   --------   --------   --------
        1.13      1.17       1.20         .21         1.26       1.28       1.30       1.31
        1.12       .42      (2.30)        .08          .72        .73        .10        .26
        (.27)     (.34)      (.24)      (.02)         (.30)      (.29)      (.30)      (.32)
         -0-       -0-       (.06)      (.04)          -0-        -0-        -0-        -0-
     -------   -------   --------    --------     --------   --------   --------   --------
        1.98      1.25      (1.40)        .23         1.68       1.72       1.10       1.25
        (.82)     (.94)      (.96)      (.16)         (.96)      (.96)      (.99)     (1.08)
         -0-       -0-       (.43)        -0-          -0-        -0-        -0-        -0-
     -------   -------   --------    --------     --------   --------   --------   --------
     $ 16.07   $ 14.91   $  14.60    $  17.39     $  17.32   $  16.60   $  15.84   $  15.73
     =======   =======   ========    ========     ========   ========   ========   ========

     $ 13.79   $12.625   $13.1875    $16.8125     $16.1875   $  15.75   $  14.50   $  14.25
      15.97%     2.80%    -14.47%       4.84%*       9.06%     15.87%      8.98%      2.39%
     $ 584.4   $ 542.1   $  530.9    $  630.6     $  628.2   $  601.9   $  574.6   $  570.7
       1.55%     1.67%      1.60%       1.57%        1.57%      1.61%      1.61%      1.65%
       7.26%     8.07%      7.43%       7.20%        7.42%      7.86%      8.08%      8.58%
         28%       39%        80%          6%*         94%        54%        36%        49%

       1.01%     1.07%      1.06%       1.07%        1.06%      1.07%      1.06%      1.07%
       5.51%     5.71%      5.95%       6.48%        5.66%      6.04%      6.20%      6.48%

      12,000    12,000     12,000       6,000        6,000      6,000      6,000      6,000
     $73,700   $70,177   $ 69,241    $155,104     $154,696   $150,322   $145,764   $145,113
     $25,000   $25,000   $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $25,000   $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in below-investment grade and unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of a plan of reorganization of an investment are recorded as realized losses. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Trust had $6,098,219 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Trust had an

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

accumulated capital loss carry forward for tax purposes of $930,080, which will expire on October 31, 2012.

    At April 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $839,173,587
                                                              ============
Gross tax unrealized appreciation...........................  $ 55,186,133
Gross tax unrealized depreciation...........................      (878,737)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 54,307,396
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2004 was as follows:

Distribution paid from:
  Ordinary Income...........................................  $   71,612
  Long-term capital gain....................................     945,753
                                                              ----------
                                                              $1,017,365
                                                              ==========

    As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $198,860

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $27,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $31,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $145,364,599 and $150,690,377, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

    Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................      22
Futures Opened..............................................     986
Futures Closed..............................................    (304)
                                                                ----
Outstanding at April 30, 2005...............................     704
                                                                ====

    The futures contracts outstanding as of April 30, 2005, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
SHORT CONTRACTS                                               CONTRACTS    DEPRECIATION
U.S. Treasury Notes 5-Year Futures June 2005 (Current
  Notional Value of $108,453 per contract)..................     704        $(810,894)

5. PREFERRED SHARES

The Trust has outstanding 12,000 Auction Preferred Shares ("APS") in four series of 3,000 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A and C are generally 7 days. The dividend periods for Series B and D are 28 days. The average rate in effect on April 30, 2005 was 2.603%. During the six months ended April 30, 2005, the rates ranged from 1.350% to 2.850%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. TRUST MERGER

On March 18, 2005, the Trustees of Investment Grade Municipal Trust ("Target Trust") announced its intention to merge the Target Trust into Municipal Trust ("Acquiring Trust"). The Trustees of each of the trusts have approved in principal an agreement and plan of reorganization between the trusts providing for a transfer of assets and liabilities of the Target Trust to the Acquiring Trust in exchange for shares of beneficial interest of the Acquiring Trust (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Trust.

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a prorata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VKQ SAR 6/05 RN05-01304P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005